Employee Benefit Plan, Contribution (Details) - EBP Thrift - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EBP, Contribution [Line Items]
EBP, Investment Sold, Aggregate Proceeds	$ 384	$ 394	$ 368
EBP, Investment Sold, Aggregate Cost	(374)	(348)	(338)
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Realized Gain (Loss) on Investment	$ 10	$ 46	$ 30